Investments In Affiliated Companies, Partnership And Other Companies (Investments In Companies Accounted For Under The Equity Method) (Details) € in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Income (Loss) from Equity Method Investments		$ 12,604		$ 1,774	$ (2,222)
Investments in and Advances to Affiliates, at Fair Value		42,963		59,980
Equity method investments		141,375		141,594
Impairment on affiliated company		4,400		3,700	17,500
Equity Method Investments, additional investment through convertible bonds		8,212		8,567	7,538
Deconsolidation, Gain (Loss), Amount					41,891
Subsidiary A
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Income (Loss) from Equity Method Investments		10,610		8,497	11,340
Equity method investments		$ 83,150		77,298
Equity method investment ownership percentage		50.00%
Proceeds from Dividends Received		$ 4,750		4,200
Rafael Advanced Defense Systems Ltd
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investment ownership percentage		50.00%
Subsidiary B
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Income (Loss) from Equity Method Investments		$ 435		(317)	(2,077)
Equity method investments		$ 19,749		19,314
Equity method investment ownership percentage		50.00001%
Subsidiary Of Rafael
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investment ownership percentage		49.99999%
Subsidiary C
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Income (Loss) from Equity Method Investments		$ 4,765		3,840	10,102
Equity method investments		20,873
Proceeds from Dividends Received		6,100
Subsidiary F
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investments in and Advances to Affiliates, at Fair Value		12,939		39,658
Equity method investments				23,940
Company G
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investments in and Advances to Affiliates, at Fair Value		$ 7,764		7,162
Ownership interest acquired by noncontrolling interest		41.00%	41.00%
Subsidiary D
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Income (Loss) from Equity Method Investments		$ (837)		(3,696)	(6,275)
Equity method investments		$ 4,191		5,028
Subsidiary D | Company D
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Ownership percentage in subsidiaries		33.00%
Subsidiary E
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Income (Loss) from Equity Method Investments		$ 0		(3,466)	(9,737)
Equity method investments		$ 0		4,800
Ownership interest acquired by noncontrolling interest		3.00%	3.00%
Impairment on affiliated company		$ 4,400
Subsidiary E | Company E
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Ownership percentage in subsidiaries		77.00%
Others
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Income (Loss) from Equity Method Investments		$ (2,369)		(3,084)	$ (5,575)
Equity method investments		13,412		11,214
Company H
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investments in and Advances to Affiliates, at Fair Value		$ 4,595		$ 4,595
Company H | Company H
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Ownership percentage in subsidiaries		35.00%
Company I | Company H
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Ownership percentage in subsidiaries		8.00%
Strategic Investor | Subsidiary E
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Payments to Acquire Additional Interest in Subsidiaries		$ 2,800	€ 2,500
Wholly-Owned U.K Subsidiary | Corporate Joint Venture | Subsidiary C
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Joint Venture, Ownership Percentage	50.00%
Kellogg Brown & Root Limited | Corporate Joint Venture | Subsidiary C
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Joint Venture, Ownership Percentage	50.00%